7. Debt Discount (Tables)	15 Months Ended
Mar. 31, 2014
Notes to Financial Statements
Debt Discount
Debt discount - net - December 31, 2012	$—
Debt discount	1,925,191
Accumulated amortization - 2013	(92,304)
Debt discount - net - December 31, 2013	$1,832,888